Revenue Recognition (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Summary of Net Sales by End Market
Net sales by end market were as follows (in thousands):

	Three Months Ended September 30,
	2024			2023
	OEM Net Sales	Aftermarket Net Sales	Total Net Sales	OEM Net Sales	Aftermarket Net Sales	Total Net Sales
Commercial Aerospace	$15,824	$29,058	$44,882	$14,574	$23,886	$38,460
Business Jet and General Aviation	19,911	10,121	30,032	11,701	7,729	19,430

Total Commercial	35,735	39,179	74,914	26,275	31,615	57,890
Defense	10,152	11,810	21,962	8,004	7,218	15,222
Other	2,976	3,667	6,643	5,667	4,028	9,695

Total	$48,863	$54,656	$103,519	$39,946	$42,861	$82,807

	Nine Months Ended September 30,
	2024			2023
	OEM Net Sales	Aftermarket Net Sales	Total Net Sales	OEM Net Sales	Aftermarket Net Sales	Total Net Sales
Commercial Aerospace	$46,316	$81,101	$127,417	$40,487	$67,016	$107,503
Business Jet and General Aviation	53,556	29,253	82,809	31,391	20,516	51,907

Total Commercial	99,872	110,354	210,226	71,878	87,532	159,410
Defense	26,793	32,681	59,474	22,546	21,056	43,602
Other	10,727	11,951	22,678	15,323	12,707	28,030

Total	$137,392	$154,986	$292,378	$109,747	$121,295	$231,042

Net sales by end market were as follows (in thousands):

	Years Ended December 31,
	2023			2022
	OEM Net Sales	Aftermarket Net Sales	Total Net Sales	OEM Net Sales	Aftermarket Net Sales	Total Net Sales
Commercial Aerospace	$54,726	$89,204	$143,930	$40,792	$66,697	$107,489
Business Jet & General Aviation	47,016	29,028	76,044	31,207	17,053	48,260
Defense	30,399	28,839	59,238	26,631	31,554	58,185
Other	21,045	17,220	38,265	12,626	12,874	25,500

Total	$153,186	$164,291	$317,477	$111,256	$128,178	$239,434